111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

January 19, 2016

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 234 (the “Fund”)

(File No. 333-208396) (CIK# 1659961)

Ms. Dubey

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Smart Trust, Miller/Howard North American Energy Opportunities Trust, Series 1 (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on December 9, 2015. We received comments from the staff of the Commission in a letter dated January 6, 2016 requesting that we make certain changes to the Registration Statement. Those comments were discussed in a telephone conversation on January 14, 2016 between Anu Dubey and Matthew T. Wirig. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The staff requested that we explain how the Trust will emphasize “current dividend income” in light of its investments in master limited partnerships, which may distribute returns of capital. The Sponsor has indicated that, given the Trust’s anticipated limited exposure in master limited partnerships and that the return of capital is not the targeted form of return form of return from the master limited partnerships, it does not believe that stated investment objective is inconsistent with the Trust’s investment strategy and anticipated portfolio. However, in accordance with the staff’s expressed concern and based on Mr. Wirig’s conversation with Ms. Dubey, the “Investment Summary—Investment Objective” section of the prospectus and the prospectus cover have been revised to remove “with a preferred emphasis on current dividend income” in accordance with the staff’s comment.

Comment 2

The staff requested that we revise the “Investment Summary—Principal Investment Strategy” section of the prospectus to disclose any other investments that are principal investment strategies of the Trust. Ms. Dubey also indicated in her conversation with Mr. Wirig that the staff would like the word “primarily” to be removed from the statement describing the Trust’s investment strategy. The prospectus has been revised in accordance with the staff’s comment.

Comment 3

The staff requested that we disclose the Trust’s market capitalization policy in the “Investment Summary—Principal Investment Strategy” section of the prospectus and add any corresponding relevant risk disclosures. The prospectus has been revised in accordance with the staff’s comment to reflect the Trust’s lack of a market capitalization policy. If there is a concentration in small or mid-cap securities in the Trust’s final portfolio, additional disclosures will be added to the “Investment Summary—Principal Risk Considerations” section of the prospectus describing the risks associated with concentrations in those investments.

Comment 4

The staff requested that we revise the “Investment Summary—Principal Investment Strategy” section of the prospectus to disclose that the Trust may not invest more than 25% of its total assets in master limited partnerships because it intends to qualify as a regulated investment company. The applicable 25% limit is on investments in qualified publicly traded partnerships (rather than master limited partnerships) and the prospectus has been revised in accordance with the staff’s comment.

Comment 5

The staff requested that we revise the “Investment Summary—Principal Investment Strategy” section of the prospectus to describe upstream and midstream energy companies. The prospectus has been revised in accordance with the staff’s comment.

Comment 6

The staff requested that we revise the “Investment Summary—Principal Investment Strategy” section of the prospectus to qualify the strategy description to reflect the potential impact of downtrends in oil and gas prices and increases in the supply of oil and gas. The comment also requested that appropriate risk disclosure be added reflecting how these trends may negatively impact the Trust’s investments. The prospectus has been revised in accordance with the staff’s comment.

Comment 7

The staff requested that we revise the 80% investment policy language in the “Investment Summary—Principal Investment Strategy” section of the prospectus to address certain concerns of the staff. The Sponsor has decided to change the name of the Trust to “Smart Trust, Miller/Howard North American Energy Opportunities Trust, Series 1.” This 80% investment policy language has been updated to address the concerns of the staff and align the policy with the new name of the Trust.

Comment 8

The staff expressed concerns about the use of “main” to describe the risks in the “Risk Considerations” section of the prospectus given that certain of those risks were not reflected in the “Investment Summary—Principal Risk Considerations” section of the prospectus. As discussed in greater detail in a conversation Mr. Wirig and Ms. Dubey, the “Principal Risks Considerations” section of the prospectus is designed to be a summary of the principal risks associated with an investment in the Trust while the “Risk Considerations” section of the prospectus is designed to be a slightly broader risk discussion of various risks associated with an investment in the Trust. In accordance with the staff’s comments and based on the conversation between Mr. Wirig and Ms. Dubey, the word “main” has been changed to “various” in the “Risk Considerations” section of the prospectus.

Comment 9

The staff requested that we revise the “Tax Status” section of the prospectus to describe the tax implications of distributions that represent a return of capital for tax purposes and to add disclosure to the description of risks associated with master limited partnerships in the “Investment Summary—Principal Risk Considerations” section of the prospectus regarding these implications. The prospectus has been updated in accordance with the staff’s comment.

The staff requested that the registrant represent in writing that that it will not use the staff’s comment process as a defense in any securities related litigation against it (i.e., a “Tandy” letter). The Sponsor will include a Tandy letter with the final pricing amendment filing of the Registration Statement.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on January 21, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

          Chapman and Cutler LLP